Ohter non-current assets narrative (Detail)	Dec. 31, 2019 EUR (€)
Other non-current assets narratvive [abstract]
Fluidda - Notional amount	€ 2,500,000
Fluidda - Interest rate	10.00%
Fluidda - Maturity years	7